Income Tax Expense - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets And Liabilities [line items]
Total deferred tax assets	€ 1,965	€ 1,295
Deferred tax liabilities	(996)	(996)
Total deferred tax liabilities	(1,929)	(1,405)
Inventories obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	745	633
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	492	466
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	22	174
Deferred tax liabilities	(152)	(149)
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	706	22
Withholding tax on unremitted earnings of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(516)	(516)
Withholding tax on liquidation of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(480)	(482)
IAS 19 adjustment - employees' leaving entitlement [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(302)
Unrealised net gains on foreign exchange [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	€ (479)	€ (258)